Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 6 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Disaggregated revenues:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
Revenues from milestones (See note 5)	$10,000	$-	$10,000	$-
Revenues from the sales of goods	617	132	184	66
Total revenues	$10,617	$132	$10,184	$66

b.	Revenues by geographic area were as follows:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
United states and Canada	$10,592	$74	$10,161	$41

Europe and others	25	58	$23	25

Total revenues	$10,617	$132	$10,184	$66

c.	Revenue recognized in the reporting period that was included in the deferred revenues balance at the beginning of the period is $32 for the six months period ended June 30, 2022.

d.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,						Three months ended June 30,
	2023			2022			2023			2022

Customer A		$10,527		$	*	)		$10,151			$9

Customer B	$	*	)		$64		$	*	)		$32

Customer C	$	*	)		$37		$	*	)	$	*	)

*)	Less than 10%.